GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 35,269
Impairment losses	5,833	$ 4,624	$ 3,853
Balance at end of year	16,270	35,269
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	247,075	242,260
Additions	1,887	4,879
Disposals or retirements	(27,079)
Reclassification	0
Exchange adjustments	23	(64)
Balance at end of year	221,906	247,075	242,260
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	35,269
Balance at end of year	16,270	35,269
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(211,806)	(206,279)
Charge for the year	(946)	(923)
Disposals or retirements	12,956
Impairment losses	(5,833)	(4,624)
Exchange adjustments	(7)	20
Balance at end of year	(205,636)	(211,806)	(206,279)
Goodwill [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	79,182	79,182
Additions	0
Disposals or retirements	(12,591)
Reclassification	54
Exchange adjustments	0	0
Balance at end of year	66,645	79,182	79,182
Goodwill [member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	12,537
Balance at end of year	0	12,537
Goodwill [member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(66,645)	(66,645)
Charge for the year		0
Disposals or retirements	0
Impairment losses	0	0
Exchange adjustments	0	0
Balance at end of year	(66,645)	(66,645)	(66,645)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	125,584	121,173
Additions	1,758	4,475
Disposals or retirements	0
Reclassification	0
Exchange adjustments	23	(64)
Balance at end of year	127,365	125,584	121,173
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	17,008
Balance at end of year	15,103	17,008
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(108,576)	(103,494)
Charge for the year	(753)	(479)
Disposals or retirements	0
Impairment losses	(2,926)	(4,623)
Exchange adjustments	(7)	20
Balance at end of year	(112,262)	(108,576)	(103,494)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	8,729	8,707
Additions	19	22
Disposals or retirements	0
Reclassification	(54)
Exchange adjustments	0	0
Balance at end of year	8,694	8,729	8,707
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	159
Balance at end of year	145	159
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(8,570)	(8,561)
Charge for the year	30	(9)
Disposals or retirements	0
Impairment losses	9	0
Exchange adjustments	0	0
Balance at end of year	(8,549)	(8,570)	(8,561)
Other [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	33,580	33,198
Additions	110	382
Disposals or retirements	(14,488)
Reclassification	0
Exchange adjustments	0	0
Balance at end of year	19,202	33,580	33,198
Other [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	5,565
Balance at end of year	1,022	5,565
Other [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(28,015)	(27,579)
Charge for the year	(223)	(435)
Disposals or retirements	12,956
Impairment losses	(2,898)	(1)
Exchange adjustments	0	0
Balance at end of year	$ (18,180)	$ (28,015)	$ (27,579)